26. Operating segment information	12 Months Ended
Dec. 31, 2018
Operating Segment Information
Operating segment information

Management, comprised of the Board of Directors and Board of Executive Officers, has determined the operating segment used to make strategic decisions, as sanitation services.

Result

	2018
	Sanitation (i)	Explanation on the reconciliation items for the financial statements(ii)	Balance as per financial statements
Gross operating revenue	14,253,609	2,802,670	17,056,279
Gross sales deductions	(971,185)	-	(971,185)
Net operating revenue	13,282,424	2,802,670	16,085,094
Costs, selling and administrative expenses	(8,203,883)	(2,739,657)	(10,943,540)
Income from operations before other operating expenses, net and equity accounting	5,078,541	63,013	5,141,554
Other operating income / (expenses), net			28,591
Equity accounting			6,510
Financial result, net			(1,264,336)
Income from operations before taxes			3,912,319
Depreciation and amortization	(1,392,541)		(1,392,541)

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

	2017
	Sanitation (i)	Explanation on the reconciliation items for the financial statements(ii)	Balance as per financial statements
Gross operating revenue	12,223,746	3,150,877	15,374,623
Gross sales deductions	(766,390)	-	(766,390)
Net operating revenue	11,457,356	3,150,877	14,608,233
Costs, selling and administrative expenses	(7,566,104)	(3,080,542)	(10,646,646)
Income from operations before other operating expenses, net and equity accounting	3,891,252	70,335	3,961,587
Other operating income / (expenses), net			(5,679)
Equity accounting			5,760
Financial result, net			(458,054)
Income from operations before taxes			3,503,614
Depreciation and amortization	(1,301,897)	-	(1,301,897)

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

	2016
	Sanitation (i)	Explanation on the reconciliation items for the financial statements (ii)	Balance as per financial statements
Gross operating revenue	11,122,232	3,732,877	14,855,109
Gross sales deductions	(756,901)	-	(756,901)
Net operating revenue	10,365,331	3,732,877	14,098,208
Costs, selling and administrative expenses	(7,026,699)	(3,651,364)	(10,678,063)
Income from operations before other operating expenses, net and equity accounting	3,338,632	81,513	3,420,145
Other operating income / (expenses), net			4,722
Equity accounting			4,740
Financial result, net			699,447
Income from operations before taxes			4,129,054
Depreciation and amortization	1,146,626	-	1,146,626

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

Explanation on the reconciliation items for the financial statements.

The impacts on gross operating income and costs are as follows:

	2018	2017	2016

Gross revenue from construction recognized under IFRIC 12 (a)	2,802,670	3,150,877	3,732,877
Construction costs recognized under IFRIC 12 (a)	(2,739,657)	(3,080,542)	(3,651,364)

Construction margin	63,013	70,335	81,513

(a)	Revenue from concession construction contracts is recognized in accordance with Note 3.3 (b).